Basis of preparation	12 Months Ended
Mar. 31, 2026
Disclosure of Basis of preparation [Abstract]
Basis of preparation

2.       Basis of preparation

a.	Statement of compliance

The accompanying Consolidated Financial Statements of the Group have been prepared in accordance with the International Financial Reporting Standards (IFRS) and its interpretations as issued by the International Accounting Standards Board (IASB). IASB issued IFRS 18 (Presentation and Disclosure in Financial Statements) replacing IAS 1 (Presentation of Financial Statements).

The financial statements have been prepared in accordance with IFRS 18 Presentation and Disclosure in Financial Statements.

Statement of Profit or Loss Structure

Income and expenses in the Statement of Profit or Loss are classified into five distinct categories based on the nature of the underlying asset, liability, or transaction from which they are derived, or based on the Group’s specified main business activities:

•         Operating Category: Includes all income and expenses that are not explicitly classified in the investing, financing, income taxes, or discontinued operations categories. It represents the primary revenue-producing operations of the Group, including impairment losses on operational assets.

•         Investing Category: Includes income and expenses from assets that generate returns individually and largely independently of the Group’s other resources. It also includes the Group's share of profit or loss from equity-accounted associates and joint ventures.

•         Financing Category: Includes income and expenses arising from transactions that involve only the raising of finance, as well as interest effects on other liabilities not involving the raising of finance.

•         Income Taxes & Discontinued Operations Categories: Classified in accordance with IAS 12 and IFRS 5 respectively.

Mandatory Subtotals

The Group presents the following newly defined, structured subtotals on the face of the Statement of Profit or Loss:

1.       Operating Profit or Loss

2.       Profit or Loss Before Financing and Income Taxes

3.       Profit or Loss

Presentation

Operating expenses are presented on the face of the Statement of Profit or Loss classified by their function (e.g., Cost of Sales, Distribution Costs, Administrative Expenses), as this provides the most useful structured summary of the Group's operations.

As required by IFRS 18, when operating expenses are allocated by function, the Group discloses a detailed breakdown of specific expenses by nature within the notes, limited to: depreciation, amortization, employee benefits, impairment losses, and inventory write-downs.

Policy for Management-defined Performance Measures (MPMs)

MPMs are subtotals of income and expenses used in public communications outside the financial statements (e.g., management discussions, investor presentations) to communicate management’s view of an aspect of the financial performance of the Group as a whole, which are not specifically defined or required by IFRS Accounting Standards.

The Group discloses these measures in a single, dedicated note to the financial statements. This disclosure includes:

•         A description of why the subtotal provides useful information and how it reflects management’s view of performance.

•         A detailed reconciliation between the MPM and the most directly comparable mandatory IFRS 18 subtotal.

•         The income tax effect and the effect on non-controlling interests for each reconciling item.

•         A consistent calculation methodology period-over-period. If a change in definition occurs, the Group provides comparative restatements and explains the reasons for the modification.

Policy for Aggregation, Disaggregation, and FX Gains/Losses

Materiality and Grouping of Information

Items are aggregated in the primary financial statements and notes based on shared characteristics and disaggregated based on non-shared characteristics. The Group avoids the use of non-specific labels such as "Other Income" or "Other Expenses." Where such groups are unavoidable due to immateriality of individual components, a detailed breakdown or descriptive explanation of the constituent parts is provided in the notes.

Foreign Currency Translation & Derivatives Foreign exchange gains and losses are classified in the Statement of Profit or Loss in the same category as the transactions or underlying items that gave rise to them. Gains and losses on derivative instruments not designated in a hedging relationship are classified in the Operating Category, unless the derivative is used to manage an identified risk that originates from investing or financing activities.

Net interest expense on a net defined benefit liability

Net interest expense on a net defined benefit liability is classified under the financing category.

Interest, fair value gains and losses on financial assets

Interest income from debt instruments, and impairment loss on debt instruments are classified in the investing category as these financial assets generate returns individually and largely independent of the Group’s other resources

Finance costs

Interest on debts and borrowings and other liabilities are classified in the financing category.

These Consolidated Financial Statements have been approved for issue by the Board of Directors on June 25, 2026.

The Directors have no significant doubts about the Company and the Group as a whole being a going concern for a period of at least 12 months from the date of approval of the financial statements of 2026. Accordingly, these consolidated financial statements have been prepared on a going concern basis.

b.	Basis of measurement

These Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

•         Derivative financial instruments are measured at fair value

•         Financial instruments at fair value through profit or loss are measured at fair value.

•         Financial assets at fair value through other comprehensive income are measured at fair value

•         Share-based payments

•         The defined benefit asset is recognized as the net total of the plan assets, plus unrecognized past service cost and unrecognized actuarial losses, less unrecognized actuarial gains and the present value of the defined benefit obligation.

•         In relation to lease prepayments, the initial fair value of the security deposit is estimated as the present value of the refundable amount, discounted using the market interest rates for similar instruments. The difference between the initial fair value and the refundable amount of the deposit is recognized as a Right of Use Asset and present value of lease liability

The above items have been measured at fair value and the methods used to measure fair values are discussed further in Note 4.

c.	Functional and presentation currency

Items included in the financial statements of each Group entity are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Indian rupee is the functional currency of Sify, its domestic subsidiaries. The U.S. dollar is the functional currency of Sify’s foreign subsidiaries i.e. Sify Technologies North America Corporation and Sify Technologies (Singapore) Pte. Ltd. located in United States of America and in Singapore respectively.

The Consolidated Financial Statements are presented in Indian Rupees which is the Group’s presentation currency. All financial information presented in Indian Rupees has been rounded up to the nearest million except where otherwise indicated.

Convenience translation : Solely for the convenience of the reader, the financial statements as of and for the year ended March 31, 2026 have been translated into United States dollars (neither the presentation currency nor the functional currency of the Group) based on the reference rate in the City of Mumbai on March 31, 2026, for cable transfers in Indian rupees as published by the Reserve Bank of India which was ₹ 94.6543 per $1.00. No representation is made that the Indian rupee amounts have been, could have been or could be converted into United States dollar at such a rate or at any other rate on March 31, 2026 or at any other date. Due to rounding off, the translated numbers presented throughout the document may not add up precisely to the totals.

d.	Use of estimates and judgments

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, the disclosures of contingent assets and contingent liabilities at the date of financial statements, income and expenses during the period. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in future periods which are affected.

Application of accounting policies that require critical accounting estimates, judgments and assumptions having the most significant effect on the amounts recognized in the financial statements are:

•         Estimated useful life of property, plant and equipment (Note 3 e and Note 5)

•         Estimated useful life of intangible assets (Note 3 g and Note 6)

•         Estimate of Lease term and measurement of Right of Use Assets and Lease Liabilities (Note 3 h, 7)

•         Identification of performance obligation and timing of satisfaction of performance obligation, measurement of transaction price on revenue recognition (Note 3 o and 27)

•         Measurement of the recoverable amounts of cash-generating units containing goodwill (Note 3 k and Note 6)

•         Utilization of tax losses and computation of deferred taxes (Note 3 r, 14)

•         Measurement of defined employee benefit obligations (Note 19)

•         Measurement of share-based payments (Note 3 m, 31)

•         Valuation of financial instruments (Note 3 c, 4, 37 and 38)

•         Provisions and contingencies (Note 3 n and 35)

•         Expected Credit losses on Financial Assets (Note 3 c, 16)

•         Impairment testing (Note 3 k)